Stock-Based Compensation (Details) - USD ($)	1 Months Ended			3 Months Ended							6 Months Ended		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Stock-Based Compensation [Line Items]
Deferred compensation (in Dollars)		$ 300,000									$ 1,372,435		$ 1,372,435
Common stock value (in Dollars)														$ 300,000
Amortized cost (in Dollars)				$ 6,981				$ 6,981			13,962	$ 18,938	32,901	662,464
Deferred compensation (in Dollars)				6,171		$ 20,133					6,171		$ 20,133
Expiring period	10 years					10 years	10 years
Exercise price decrease per share													$ 2.99
Stock-based compensation expenses (in Dollars)				149,103				$ 135,919			316,194	$ 376,496	$ 732,167	$ 448,444
Unrecognized stock-based compensation (in Dollars)				$ 620,570		$ 857,026					$ 620,570		$ 857,026
Average expected recognition period											1 year		1 year 1 month 6 days
Excess of fair value price per share											$ 7.65	$ 2.9	$ 3.59	$ 2.9
Restricted Stock Awards [Member]
Stock-Based Compensation [Line Items]
Sale of common stock (in Shares)			723,008
Minimum [Member]
Stock-Based Compensation [Line Items]
Excess of fair value price per share			$ 0.0104
Vesting terms				2 years							2 years		2 years
Exercise price decrease per share									$ 2.9
Maximum [Member]
Stock-Based Compensation [Line Items]
Excess of fair value price per share			$ 0.0195
Vesting terms				6 years							4 years		4 years
Exercise price increase per share									$ 3.9
Consultant [Member]
Stock-Based Compensation [Line Items]
Issue of share (in Shares)		150,000
Common stock value (in Dollars)		$ 300,000
Amortized cost (in Dollars)													$ 32,900	$ 920,464
Number of shares issued (in Shares)				54,000	12,000		6,500	7,000	6,500
Expiring period				10 years	10 years		10 years	10 years	10 years
Exercise price decrease per share							$ 2.99	$ 2.5
Exercise price increase per share					$ 3.13		$ 3.5	$ 3.43
Issued shares (in Shares)							6,500	7,000	6,500			7,000
Consultant [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share				$ 2.97			$ 2.99	$ 2.5	$ 2.9
Consultant [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Exercise price increase per share				$ 3.51			$ 3.5	$ 3.43	$ 3.9
Employees [Member]
Stock-Based Compensation [Line Items]
Number of shares issued (in Shares)							100,821
Expiring period							10 years			10 years
Exercise price decrease per share	$ 2						$ 2.99			$ 2.6
Exercise price increase per share	$ 2.1									$ 3
Issued shares (in Shares)	161,000						100,821			163,000				163,000